Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Gains(Losses)on intracompany foreign currency transactions that are of a long-term-investment nature	¥ 687,370	$ 96,814	¥ 2,054,601	¥ (536,924)